WARRANTS- Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of warrants	$ 3,277,000	$ 97,021,000
Warrants | Level 3 | At fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	334,000		$ 3,611,417
Change in fair value of warrants	$ 3,276,584